Trade Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade payables
Summary of Trade Payables
	12/31/2024	12/31/2023
Domestic suppliers	2,558,813	2,907,042
Trade payables - domestic related parties (see Note 8.b)	23,432	82,843
Foreign suppliers	776,052	1,628,177
Trade payables - foreign related parties (see Note 8.b)	160,088	64,609
	3,518,385	4,682,671

Summary of trade payables average payment term
	Consolidated
	Reverse factoring	Comparable suppliers[1]
Average payment term	12	8

[1]Comparable suppliers are those that have not adhered to reverse financing agreements, considering specific characteristics of payment conditions.